Net (Loss)/ Income per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	¥ 417,976	$ 64,058	¥ 664,196	¥ (63,142)
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(37,607)	(5,764)	63,633	(80)
Net (loss)/income attributable to Phoenix New Media Limited	380,369	58,294	727,829	¥ (63,222)
Denominator:
Weighted average number of contingently issuable shares				568,352
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	417,976	64,058	664,196	¥ (63,142)
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(37,607)	(5,764)	63,633	(80)
Net (loss)/income attributable to Phoenix New Media Limited	¥ 380,369	$ 58,294	¥ 727,829	¥ (63,222)
Ordinary Shares
Denominator:
Weighted average number of shares outstanding	582,324,325	582,324,325	582,275,800	580,516,101
Weighted average number of contingently issuable shares				568,352
Denominator used in computing Net (loss)/income per share — basic	582,324,325	582,324,325	582,275,800	581,084,453
Net (loss)/income from continuing operations per Class A and Class B ordinary share — basic | (per share)	¥ 0.72	$ 0.11	¥ 1.14	¥ (0.11)
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — basic | (per share)	(0.07)	(0.01)	0.11	0.00
Basic net (loss)/income per share | (per share)	¥ 0.65	$ 0.10	¥ 1.25	¥ (0.11)
Weighted average number of Class A and Class B ordinary shares used in computing net (loss)/income per share:
Denominator used in computing Net (loss)/income per share — basic	582,324,325	582,324,325	582,275,800	581,084,453
Denominator used in computing Net (loss)/income per share — diluted	582,324,325	582,324,325	582,275,800	581,084,453
Net (loss)/income from continuing operations per Class A and Class B ordinary share — diluted | (per share)	¥ 0.72	$ 0.11	¥ 1.14	¥ (0.11)
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — diluted | (per share)	(0.07)	(0.01)	0.11	0.00
Diluted net (loss)/income per share | (per share)	¥ 0.65	$ 0.10	¥ 1.25	¥ (0.11)